Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
11.	Subsequent Events
Subsequent events have been evaluated through May 17, 2022 which is the date these condensed financial statements were available to be issued.
In April 2022, the Company’s Board of Directors authorized an increase in the number of shares authorized for issuance under the Plan by 3,500,000 shares.
Events Subsequent to Original Available to be Issued Date of Financial Statements
On June 14, 2022, VGAC II held a special meeting of stockholders and approved the Mergers with the Company. Following the Closing on June 16, 2022, VGAC II was renamed to Grove Collaborative Holdings, Inc. (“New Grove”) and its class A common stock, par value $0.0001 per share (“Class A Common Stock”) began trading on the New York Stock Exchange under the ticker symbol “GROV” on July 17, 2022.

Pursuant to the terms of the Amended and Restated Agreement and Plan of Merger, each share of the Company’s common stock that was issued and outstanding immediately prior to the Closing, after giving effect to the conversion of all issued and outstanding shares of the Company’s redeemable convertible preferred stock to common stock, was canceled and converted into the right to receive a number of shares of New Grove class B common stock equal to the number of shares of the Company’s common stock multiplied by the exchange ratio of approximately 1.17604. In addition, all outstanding equity awards of the Company were converted into equity awards of New Grove. class B common stock with the same terms and vesting conditions, and unexercised preferred stock warrants are converted into warrants of New Grove to purchase shares of common stock, adjusted by the exchange ratio of approximately 1.17604.
In connection with the Mergers, VGAC II completed the sale and issuance of 8,607,500 shares of Grove Collaborative Holdings, Inc. Class A Common Stock in a fully committed common stock private placement (“PIPE”) at a purchase price of $10.00 per share.
Gross proceeds from the Mergers totaled approximately $97.1 million, which included funds held in VGAC II’s trust account (after giving effect to redemptions), proceeds from the PIPE investment and Backstop Tranche 2 Shares. In connection with the Mergers, the Company issued 3,875,018 Backstop Warrants.

13.	Subsequent Events
Subsequent events have been evaluated through March 10, 2022, for recognition and disclosure in the condensed financial statements and March 10, 2022 for the disclosure in the financial statements, which is the date the financial statements were available to be issued.
Subsequent to December 31, 2021, the Company granted 1,432,910 RSUs under the Plan.

Virgin Group Acquisition Corp. II [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements was issued. Based upon this review, except for the items discussed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
Promissory Note
On April 8, 2022, the Company amended its existing unsecured promissory note to the Sponsor, dated as of September 28, 2021 (the “Original Note”), to increase the aggregate principal amount from $1,000,000 to $1,500,000 (the “Amended Note”). The proceeds of the Amended Note, which may be drawn down from time to time until the Company consummates its initial business combination, will be used for general working capital purposes. On April 14, 202
2
, the Company received $500,000 in relation to the Amended Note, as discussed in Note 5.

Note 10 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.